Cover	Sep. 23, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed to amend the Current Report on Form 8-K filed by Quanome Technologies, Inc. (the “Company”) with the Securities and Exchange Commission on September 23, 2026 (the “Original Form 8-K”) solely to correct the address of the Company’s principal executive offices and the Company’s telephone number on the cover page of the Original Form 8-K. The Original Form 8-K inadvertently included the Company’s former Illinois office address and prior telephone number instead of its current New York office address and current telephone number. No other items or disclosures in the Original Form 8-K are being amended with this Amendment.
Document Period End Date	Sep. 23, 2026
Entity File Number	001-42140
Entity Registrant Name	Quanome Technologies, Inc.
Entity Central Index Key	0001996192
Entity Tax Identification Number	82-1978491
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	112 W 34th St, FL 18
Entity Address, Address Line Two	Room 18022
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10120
City Area Code	778
Local Phone Number	888-7232
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	QNME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false